HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	$ 1,901	$ 1,864
Liabilities associated with assets held for sale	372	$ 391
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	1,901
Liabilities associated with assets held for sale	372
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	1,879
Liabilities associated with assets held for sale	372
Assets and liabilities classified as held for sale | Other individual assets
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	22
Liabilities associated with assets held for sale	$ 0